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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:             June 30, 2005
                                                     --------------------------


Check here if Amendment                 [ ]  Amendment Number :
This Amendment (Check only one.):       [ ]  is a restatement
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:          BP Capital Management, L.P.
               --------------------------------------
Address:       260 Preston Commons West
               --------------------------------------
               8117 Preston Road
               --------------------------------------
               Dallas, Texas 75225
               --------------------------------------

Form 13F File Number:     28- 10378
                              -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Stillwell
               --------------------------------------
Title:         Managing Director
               --------------------------------------
Phone:         (214) 265-4165
               --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert L. Stillwell              Dallas, TX            August 8, 2005
-----------------------------        -----------------      -------------------
    (Signature)                        (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                              -------------------
Form 13F Information Table Entry Total:               25
                                              -------------------
Form 13F Information Table Value Total:             855,049       (thousands)
                                              -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2         COLUMN 3     COLUMN 4             COLUMN 5    COLUMN 6   COLUMN 7      COLUMN 8
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                                                                                                                   VOTING AUTHORITY
                                                                                                                  ------------------

      NAME OF ISSUER         TITLE OF           CUSIP       VALUE     SHRS OR  SH/PRN PUT/  INVESTMENT   OTHER    SOLE  SHARED  NONE
                               CLASS                     (X $1,000)   PRN AMT         CALL  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                   COM          039380-10-0   58,510   1,074,178    SH   N/A     SOLE          0  1,074,178     0    0
BHP BILLITON LTD           SPONSORED ADR     088606-10-8   19,365     709,342    SH   N/A     SOLE          0    709,342     0    0
BJ SVCS CO                      COM          055482-10-3   29,585     563,748    SH   N/A     SOLE          0    563,748     0    0
BG PLC                     ADR FIN INST N    055434-20-3   18,458     443,690    SH   N/A     SOLE          0    443,690     0    0
CABOT OIL & GAS CORP            COM          127097-10-3   10,847     312,592    SH   N/A     SOLE          0    312,592     0    0
CONOCOPHILLIPS                  COM          20825C-10-4   42,874     745,762    SH   N/A     SOLE          0    745,762     0    0
CONSOL ENERGY INC               COM          20854P-10-9   59,564   1,111,688    SH   N/A     SOLE          0  1,111,688     0    0
ENCANA CORP                     COM          292505-10-4   62,839   1,587,255    SH   N/A     SOLE          0  1,587,255     0    0
EOG RES INC                     COM          26875P-10-1   68,825   1,211,704    SH   N/A     SOLE          0  1,211,704     0    0
FORDING INC                   TR UNIT         34542510-2    58309     632,421    SH   N/A     SOLE          0    632,421     0    0
GLOBALSANTAFE CORP              SHS          G3930E-10-1   19,168     469,792    SH   N/A     SOLE          0    469,792     0    0
MASSEY ENERGY CORP              COM          576206-10-6   58,877   1,560,917    SH   N/A     SOLE          0  1,560,917     0    0
OPTI CANADA INC                 COM           68383k10-9    4,560     208,796    SH   N/A     SOLE          0    208,796     0    0
PEABODY ENERGY CORP             COM          704549-10-4   66,863   1,284,843    SH   N/A     SOLE          0  1,284,843     0    0
PLAINS EXPL & PRODTN CO         COM          726505-10-0   11,128     313,195    SH   N/A     SOLE          0    313,195     0    0
PREMCOR INC                     COM           74045q10-4   19,047     256,769    SH   N/A     SOLE          0    256,769     0    0
QUICKSILVER RESOURCES INC       COM          74837R-10-4   69,236   1,082,995    SH   N/A     SOLE          0  1,082,995     0    0
SHAW GROUP INC                  COM          820280-10-5   27,462   1,276,724    SH   N/A     SOLE          0  1,276,724     0    0
SPINNAKER EXPL CO               COM          84855W-10-9   17,776     500,867    SH   N/A     SOLE          0    500,867     0    0
SUNCOR ENERGY INC               COM          867229-10-6   47,493   1,003,658    SH   N/A     SOLE          0  1,003,658     0    0
SUNOCO INC                      COM           86764p10-9   11,615     102,176    SH   N/A     SOLE          0    102,176     0    0
TESORO CORP                     COM          881609-10-1   24,791     532,914    SH   N/A     SOLE          0    532,914     0    0
TODCO                           CL A         88889T-10-7   10,988     428,032    SH   N/A     SOLE          0    428,032     0    0
TRANSOCEAN INC                  ORD          G90078-10-9   20,340     376,877    SH   N/A     SOLE          0    376,877     0    0
VALERO ENERGY CORP NEW          COM            91913y100   16,529     208,943    SH   N/A     SOLE          0    208,943     0    0
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